Exploration and evaluation assets (Tables)	12 Months Ended
Sep. 30, 2021
Summary of Exploration and Evaluation Assets
($)
Balance at September 30, 2020	-
Acquisition of Ely (Note 3)	7,691,535
Addition	50,000
Option payments received	(30,000)
Balance at September 30, 2021	7,711,535